Convertible Notes Payable (Details Narrative) - USD ($)								1 Months Ended		12 Months Ended
	Mar. 01, 2018	Nov. 13, 2017	Oct. 30, 2017	Aug. 08, 2017	Jan. 03, 2017	Oct. 10, 2016	Mar. 11, 2016	Jan. 29, 2018	Oct. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Interest expense										$ 340,961	$ 749,162
Percentage of issued and outstanding shares										4.99%
November 21, 2016 and February 24, 2017 [Member] | Typenex [Member]
Converted shares						135,596,882
Converted amount						$ 300,000
Interest expense						8,750
Proceeds from convertible promissory note						$ 308,750
Series B [Member] | Common Stock [Member]
Warrant to purchase shares				10,101,011
Second RDW Note [Member]
Interest rate			8.00%
Maturity date			Jan. 31, 2018
Total amount paid			$ 50,000
Debt conversion price description			The note is convertible at 50% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date.
Converted shares			31,015,038
Converted amount			$ 50,000
Second SEG Note [Member]
Interest rate			8.00%
Maturity date			Jan. 31, 2018
Total amount paid			$ 10,000
Debt conversion price description			The note is convertible at 50% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date.
Converted shares			5,208,333					26,559,426
Converted amount								$ 40,000
Second Diamond Rock Note [Member]
Interest rate			8.00%
Maturity date			Jan. 31, 2018
Debt conversion price description			The note is convertible at 50% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date. Currently in default.
Converted amount			$ 50,000
RDW Capital LLC [Member]
Common stock shares purchased				10,101,011
Interest rate				8.00%
Maturity date				Nov. 30, 2017
Total amount paid				$ 25,000
Debt conversion price description				The notes are convertible at 50% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date.
Converted shares				13,157,895	19,230,769				13,157,895
Converted amount				$ 50,000	$ 25,000				$ 25,000
RDW Capital LLC [Member] | Series A [Member]
Warrant to purchase shares				13,333,334
RDW Capital LLC [Member] | Series B [Member]
Warrant to purchase shares				13,333,334
Special Equities Group LLC [Member]
Common stock shares purchased				10,101,011
Interest rate				8.00%
Maturity date				Nov. 30, 2017
Debt conversion price description				The notes are convertible at 50% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date.
Converted amount				$ 50,000
Special Equities Group LLC [Member] | Common Stock [Member]
Warrant to purchase shares				10,101,011
Special Equities Group LLC [Member] | Series A [Member]
Warrant to purchase shares				13,333,334
Special Equities Group LLC [Member] | Series B [Member]
Warrant to purchase shares				13,333,334
Diamond Rock LLC [Member]
Common stock shares purchased				10,101,011
Interest rate				8.00%
Maturity date				Nov. 30, 2017
Total amount paid				$ 15,000
Debt conversion price description				The notes are convertible at 50% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date.
Converted shares		7,812,500		7,812,500
Converted amount		$ 50,000		$ 50,000
Diamond Rock LLC [Member] | Common Stock [Member]
Warrant to purchase shares				10,101,011
Diamond Rock LLC [Member] | Series A [Member]
Warrant to purchase shares				13,333,334
Diamond Rock LLC [Member] | Series B [Member]
Warrant to purchase shares				13,333,334
Seventh Redwood Note [Member]
Interest rate						10.00%
Face value of unsecured convertible promissory note						$ 300,000
Maturity date						Oct. 10, 2017
Total amount paid						$ 300,000
Debt conversion price description						The principal and interest of the Seventh Redwood Note is convertible into shares of common stock at the discretion of the note holder at a price equal to the greater of (i) 60% of the lowest traded price over the 15 days prior to conversion or (ii) a fixed $0.00005 per share. The note carries liquidated damages of $1,000 per day for failure to provide certificates, and compensation for Buy-In on failure to timely deliver certificates. Principal and interest is due upon default at 50% of the lowest traded price over the previous fifteen (15) days, and an additional interest rate equal to the lesser of 2% per month (24% per annum) or the maximum rate per applicable law.
Fifth Redwood Note [Member]
Interest rate							10.00%
Face value of unsecured convertible promissory note							$ 105,000
Maturity date							Dec. 11, 2016
Debt conversion price description							The principal and interest is convertible into shares of common stock at the discretion of the note holder at a price equal to the greater of (i) 60% of the lowest traded price over the 15 days prior to conversion or (ii) a fixed $0.00005 per share. The note carries liquidated damages of $1,000 per day for failure to provide certificates, and compensation for Buy-In on failure to timely deliver certificates. Principal and interest is due upon default at 50% of the lowest traded price over the previous fifteen (15) days, and an additional interest rate equal to the lesser of 2% per month (24% per annum) or the maximum rate per applicable law.
Net proceeds							$ 90,000
Fifth Redwood Note [Member] | November 8, 2016 and December 22, 2016 [Member]
Converted shares							47,820,025
Converted amount							$ 105,000
Interest expense							15,517
Proceeds from convertible promissory note							$ 120,517
First SEG-RedaShex Note [Member]
Maturity date	May 31, 2018
Debt conversion price description	The note is convertible at 50% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date.
Proceeds from convertible promissory note	$ 30,000
First Red Diamond Note [Member]
Maturity date	May 31, 2018
Debt conversion price description	The note is convertible at 50% of the lowest traded price of the Common Stock in the fifteen (15) Trading Days prior to the Conversion Date.
Proceeds from convertible promissory note	$ 30,000
Interest Expense [Member]
Total debt discounts										$ 221,515	$ 652,433